DERIVATIVE INSTRUMENTS - Disclosure of Fair Value of Florence Copper Stream (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Deferred financing fees	$ (1,086)
Florence Copper project [Member] | Mitsui & Co. (U.S.A.) Inc. [Member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from Florence copper stream	54,842
Deferred financing fees	(1,086)
Fair value adjustment on Florence copper stream derivative	10,880
Unrealized foreign exchange gain	3,177
Florence copper stream as at December 31, 2024	$ 67,813